Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	22.88%	13.36%	8.44%
Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	26.59%	13.53%	8.11%
Thornburg Global Opportunities Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	29.05%	14.75%	9.29%
Thornburg Global Opportunities Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	28.47%	14.19%	8.74%
Thornburg Global Opportunities Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	28.53%	14.28%	8.84%
Thornburg Global Opportunities Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	29.06%	14.74%	9.28%
Thornburg Global Opportunities Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%	14.91%
Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	26.01%	9.55%	6.63%
Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	29.76%	9.74%	6.31%
Thornburg International Equity Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	32.37%	10.91%	7.47%
Thornburg International Equity Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	31.71%	10.36%	6.92%
Thornburg International Equity Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	31.98%	10.58%	7.14%
Thornburg International Equity Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	32.29%	10.86%	7.42%
Thornburg International Equity Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	32.58%	11.09%	7.64%
Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	15.81%	10.93%
Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	19.42%	11.19%
Thornburg Better World International Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	21.90%	12.62%
Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	20.13%	5.68%	5.31%
Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.61%	5.73%	4.94%
Thornburg International Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	26.30%	7.02%	6.18%
Thornburg International Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	25.63%	6.48%	5.65%
Thornburg International Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	25.77%	6.58%	5.75%
Thornburg International Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	26.24%	7.01%	6.18%
Thornburg International Growth Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	26.39%	7.12%	6.29%
Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	2.20%	2.22%
Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.31%	2.31%	1.89%
Thornburg Developing World Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	18.92%	3.54%	3.11%
Thornburg Developing World Fund Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	18.88%	3.55%	3.11%
Thornburg Developing World Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	19.04%	3.65%	3.21%
Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	21.42%	6.87%	7.76%
Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	24.90%	6.89%	7.35%
Thornburg Small/Mid Cap Core Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	27.69%	8.27%	8.67%
Thornburg Small/Mid Cap Core Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	27.22%	7.88%	8.28%
Thornburg Small/Mid Cap Core Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	27.36%	7.99%	8.38%
Thornburg Small/Mid Cap Core Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	27.68%	8.27%	8.66%
Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.92%	5.15%	6.71%
Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	22.35%	5.22%	6.32%
Thornburg Small/Mid Cap Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	25.11%	6.56%	7.63%
Thornburg Small/Mid Cap Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	24.47%	6.02%	7.08%
Thornburg Small/Mid Cap Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	24.58%	6.12%	7.19%
Thornburg Small/Mid Cap Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	25.12%	6.56%	7.63%
Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	19.24%	8.37%	6.46%
Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	22.88%	8.55%	6.16%
Thornburg Investment Income Builder Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	25.12%	9.62%	7.24%
Thornburg Investment Income Builder Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	24.37%	8.97%	6.58%
Thornburg Investment Income Builder Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	9.07%	6.68%
Thornburg Investment Income Builder Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%	9.52%	7.12%
Thornburg Investment Income Builder Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	25.23%	9.73%
Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%
Thornburg Summit Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	22.26%	11.99%
Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	3.74%	2.38%	1.99%
Thornburg Ultra Short Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%	2.89%	2.34%
Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%	0.06%	0.71%
Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	8.32%	0.07%	0.55%
Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
Thornburg Limited Term U.S. Government Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%	0.66%	1.16%
Thornburg Limited Term U.S. Government Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	0.31%	0.79%
Thornburg Limited Term U.S. Government Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%	0.29%	0.78%
Thornburg Limited Term U.S. Government Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%	0.62%	1.13%
Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.56%	1.75%	2.07%
Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.32%	1.83%	2.00%
Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	8.92%
Thornburg Limited Term Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%	2.33%	2.54%
Thornburg Limited Term Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%	1.84%	2.04%
Thornburg Limited Term Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	1.84%	2.05%
Thornburg Limited Term Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	10.38%	2.35%	2.48%
Thornburg Limited Term Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	10.53%	2.42%
Thornburg Core Plus Bond Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.45%
Thornburg Core Plus Bond Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%
Thornburg Core Plus Bond Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%
Thornburg Core Plus Bond Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%
Thornburg Core Plus Bond Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%
Thornburg Core Plus Bond Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%
Thornburg Core Plus Bond Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%
Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.82%	2.49%	2.86%
Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.02%	2.68%	2.61%
Thornburg Strategic Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%	3.83%	3.72%
Thornburg Strategic Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	3.15%	3.14%
Thornburg Strategic Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	3.17%	3.14%
Thornburg Strategic Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent	11.24%	3.83%	3.71%
Thornburg Strategic Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%	3.91%
Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.76%	0.57%	0.62%
Thornburg Short Duration Municipal Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	5.34%	1.07%	0.97%
Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.56%	0.58%	1.03%
Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%	0.63%	0.94%
Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.86%
Thornburg Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%	1.12%	1.45%
Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%	0.94%	1.65%
Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	0.98%	1.50%
Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	7.84%
Thornburg Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%	1.59%	2.11%
Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%	0.84%	1.70%
Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.36%	0.77%	1.47%
Thornburg Strategic Municipal Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	10.72%	1.48%	2.16%
Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%	0.44%	0.85%
Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%	0.46%	0.73%
Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
Thornburg California Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.97%	1.01%	1.28%
Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	0.16%	1.09%
Thornburg New Mexico Intermediate Municipal Fund - Class D
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	0.29%	1.03%
Thornburg New Mexico Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	0.88%	1.61%
Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.01%	0.44%	1.17%
Thornburg New York Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%	1.16%	1.70%
Thornburg Emerging Markets Managed Account Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
Thornburg Municipal Managed Account Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%
C 000161463 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	2.54%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	28.68%	14.41%	8.94%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	27.59%	13.53%	8.11%
Without Sales Load [Member] | Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	31.94%	10.57%	7.12%
Without Sales Load [Member] | Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	30.76%	9.74%	6.31%
Without Sales Load [Member] | Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	21.27%	11.97%
Without Sales Load [Member] | Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	20.42%	11.19%
Without Sales Load [Member] | Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%	6.65%	5.80%
Without Sales Load [Member] | Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	24.61%	5.73%	4.94%
Without Sales Load [Member] | Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	18.35%	3.14%	2.69%
Without Sales Load [Member] | Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%	2.31%	1.89%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	7.86%	8.26%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	25.90%	6.89%	7.35%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	24.51%	6.12%	7.20%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%	5.22%	6.32%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	24.85%	9.37%	6.95%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%	8.55%	6.16%
Without Sales Load [Member] | Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%
Without Sales Load [Member] | Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%	2.69%	2.14%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	9.03%	0.36%	0.86%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	0.07%	0.55%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%	2.06%	2.23%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%	1.83%	2.00%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	11.78%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.81%	3.43%	3.33%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%	2.68%	2.61%
Without Sales Load [Member] | Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	5.12%	0.88%	0.78%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%	0.88%	1.18%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%	0.63%	0.94%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.35%	1.85%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%	0.98%	1.50%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%	1.24%	1.91%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%	0.77%	1.47%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%	0.75%	1.00%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%	0.46%	0.73%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent	6.41%
Without Sales Load [Member] | Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%	0.56%	1.29%
Without Sales Load [Member] | Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%	0.84%	1.38%
M S C I Emerging Markets Net Total Return U S D Index 1896 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.22%
Index M S C I All Country World Net Total Return U S D Index 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%	9.39%
Index M S C I All Country World Net Total Return U S D Index 15 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%	9.39%
M S C I All Country World Net Total Return U S D Index 26 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%	9.39%
M S C I All Country World Net Total Return U S D Index 37 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%	9.39%
M S C I All Country World Net Total Return U S D Index 48 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%	9.39%
M S C I All Country World Net Total Return U S D Index 59 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%	9.39%
M S C I All Country World Net Total Return U S D Index 70 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 83 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I E A F E Net Total Return U S D Index 84 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	8.20%	5.71%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 97 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I E A F E Net Total Return U S D Index 98 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	8.20%	5.71%
M S C I All Country Worldex U S A Net Total Return U S D Index 110 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I E A F E Net Total Return U S D Index 111 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	8.20%	5.71%
M S C I All Country Worldex U S A Net Total Return U S D Index 123 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I E A F E Net Total Return U S D Index 124 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	8.20%	5.71%
M S C I All Country Worldex U S A Net Total Return U S D Index 136 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I E A F E Net Total Return U S D Index 137 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	8.20%	5.71%
M S C I All Country Worldex U S A Net Total Return U S D Index 149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I E A F E Net Total Return U S D Index 150 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	8.20%	5.71%
M S C I All Country Worldex U S A Net Total Return U S D Index 162 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I E A F E Net Total Return U S D Index 163 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.77%	8.20%	5.71%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 175 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 187 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%
M S C I All Country Worldex U S A Net Total Return U S D Index 198 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	7.09%	5.97%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 225 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	7.09%	5.97%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 226 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 238 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	7.09%	5.97%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 239 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 251 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	7.09%	5.97%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 252 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 264 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	7.09%	5.97%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 265 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 277 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	7.09%	5.97%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 290 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.75%	7.09%	5.97%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 291 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.35%	7.59%	5.22%
Index M S C I Emerging Markets Net Total Return U S D Index 303 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	5.75%	4.02%
Index M S C I Emerging Markets Net Total Return U S D Index 315 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	5.75%	4.02%
M S C I Emerging Markets Net Total Return U S D Index 326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	5.75%	4.02%
M S C I Emerging Markets Net Total Return U S D Index 337 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	5.75%	4.02%
M S C I Emerging Markets Net Total Return U S D Index 348 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.05%	5.75%	4.02%
Index Russell 2500 Index Total Return 361 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%	9.50%
Index Russell 3000 Index Total Return 362 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Index Russell 2500 Index Total Return 375 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%	9.50%
Index Russell 3000 Index Total Return 376 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Index Total Return 388 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%	9.50%
Index Russell 3000 Index Total Return 389 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Index Total Return 401 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%	9.50%
Index Russell 3000 Index Total Return 402 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Index Total Return 414 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%	9.50%
Index Russell 3000 Index Total Return 415 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Index Total Return 427 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	10.43%	9.50%
Index Russell 3000 Index Total Return 428 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Index Russell 2500 Growth Index Total Return 441 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	9.75%	9.98%
Index Russell 3000 Index Total Return 442 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Index Russell 2500 Growth Index Total Return 455 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	9.75%	9.98%
Index Russell 3000 Index Total Return 456 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Growth Index Total Return 468 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	9.75%	9.98%
Index Russell 3000 Index Total Return 469 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Growth Index Total Return 481 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	9.75%	9.98%
Index Russell 3000 Index Total Return 482 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Growth Index Total Return 494 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	9.75%	9.98%
Index Russell 3000 Index Total Return 495 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Russell 2500 Growth Index Total Return 507 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.20%	9.75%	9.98%
Index Russell 3000 Index Total Return 508 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	15.26%	12.83%
Index M S C I World Net Total Return U S D Index 522 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%	13.04%	10.07%
Index Investment Income Builder Funds Blended Index 523 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	9.97%	8.15%
Index Bloomberg U S Aggregate Total Return Value Index U S D 524 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index M S C I World Net Total Return U S D Index 544 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%	13.04%	10.07%
Index Investment Income Builder Funds Blended Index 545 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	9.97%	8.15%
Index Bloomberg U S Aggregate Total Return Value Index U S D 546 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
M S C I World Net Total Return U S D Index 565 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%	13.04%	10.07%
Index Investment Income Builder Funds Blended Index 566 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	9.97%	8.15%
Index Bloomberg U S Aggregate Total Return Value Index U S D 567 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
M S C I World Net Total Return U S D Index 586 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%	13.04%	10.07%
Index Investment Income Builder Funds Blended Index 587 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	9.97%	8.15%
Index Bloomberg U S Aggregate Total Return Value Index U S D 588 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
M S C I World Net Total Return U S D Index 607 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%	13.04%	10.07%
Index Investment Income Builder Funds Blended Index 608 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	9.97%	8.15%
Index Bloomberg U S Aggregate Total Return Value Index U S D 609 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
M S C I World Net Total Return U S D Index 628 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%	13.04%	10.07%
Index Investment Income Builder Funds Blended Index 629 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	9.97%	8.15%
Index Bloomberg U S Aggregate Total Return Value Index U S D 630 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
M S C I World Net Total Return U S D Index 649 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	32.43%	13.04%
Index Investment Income Builder Funds Blended Index 650 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.96%	9.97%
Index Bloomberg U S Aggregate Total Return Value Index U S D 651 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%
Index M S C I All Country World Net Total Return U S D Index 671 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
Index Summit Funds Blended Index 672 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.57%
M S C I All Country World Net Total Return U S D Index 691 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%	12.19%
Index Summit Funds Blended Index 692 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.57%	7.03%
Index I C E Bof A U S Treasury Bill Index 711 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	2.34%	1.67%
Index Bloomberg U S Aggregate Total Return Value Index U S D 712 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
I C E Bof A U S Treasury Bill Index 734 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%	2.34%	1.67%
Index Bloomberg U S Aggregate Total Return Value Index U S D 735 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg U S Aggregate Total Return Index Value U S D 758 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 759 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	0.84%	1.50%
Index Bloomberg U S Aggregate Total Return Index Value U S D 776 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 777 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	0.84%	1.50%
Index Bloomberg U S Aggregate Total Return Index Value U S D 794 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 795 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%
Bloomberg U S Aggregate Total Return Index Value U S D 811 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	0.84%	1.50%
Bloomberg U S Aggregate Total Return Index Value U S D 828 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 829 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	0.84%	1.50%
Bloomberg U S Aggregate Total Return Index Value U S D 845 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 846 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	0.84%	1.50%
Bloomberg U S Aggregate Total Return Index Value U S D 862 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 863 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	0.84%	1.50%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 880 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%	1.96%
Index Bloomberg U S Aggregate Total Return Value Index U S D 881 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 904 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%	1.96%
Index Bloomberg U S Aggregate Total Return Value Index U S D 905 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 928 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%
Index Bloomberg U S Aggregate Total Return Value Index U S D 929 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 951 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%	1.96%
Index Bloomberg U S Aggregate Total Return Value Index U S D 952 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 974 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%	1.96%
Index Bloomberg U S Aggregate Total Return Value Index U S D 975 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 997 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%	1.96%
Index Bloomberg U S Aggregate Total Return Value Index U S D 998 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 1020 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%	1.96%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1021 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%	1.84%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 1043 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.45%	1.26%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1044 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	0.33%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1066 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
Index Bloomberg U S Aggregate Total Return Value Index U S D 1088 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
Bloomberg U S Aggregate Total Return Value Index U S D 1109 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
Bloomberg U S Aggregate Total Return Value Index U S D 1130 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
Bloomberg U S Aggregate Total Return Value Index U S D 1151 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
Bloomberg U S Aggregate Total Return Value Index U S D 1172 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
Bloomberg U S Aggregate Total Return Value Index U S D 1193 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.34%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1217 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	0.70%	2.15%
Index Strategic Income Funds Blended Index 1218 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.95%	3.60%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1248 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	0.70%	2.15%
Index Strategic Income Funds Blended Index 1249 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.95%	3.60%
Bloomberg U S Universal Total Return Index Value Unhedged 1278 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	0.70%	2.15%
Index Strategic Income Funds Blended Index 1279 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.95%	3.60%
Bloomberg U S Universal Total Return Index Value Unhedged 1308 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	0.70%	2.15%
Index Strategic Income Funds Blended Index 1309 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.95%	3.60%
Bloomberg U S Universal Total Return Index Value Unhedged 1338 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	0.70%	2.15%
Index Strategic Income Funds Blended Index 1339 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.95%	3.60%
Bloomberg U S Universal Total Return Index Value Unhedged 1368 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	0.70%	2.15%
Index Strategic Income Funds Blended Index 1369 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.95%	3.60%
Bloomberg U S Universal Total Return Index Value Unhedged 1398 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%	0.70%
Index Strategic Income Funds Blended Index 1399 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%	2.95%
Index I C E Bof A 13 Year U S Municipal Securities Index 1428 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	1.41%	1.31%
Index I C E Bof A U S Municipal Securities Index 1429 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
I C E Bof A 13 Year U S Municipal Securities Index 1449 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	1.41%	1.31%
Index I C E Bof A U S Municipal Securities Index 1450 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 110 Year U S Municipal Securities Index 1471 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	1.37%	1.82%
Index I C E Bof A U S Municipal Securities Index 1472 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 110 Year U S Municipal Securities Index 1493 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	1.37%	1.82%
Index I C E Bof A U S Municipal Securities Index 1494 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 110 Year U S Municipal Securities Index 1515 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%
Index I C E Bof A U S Municipal Securities Index 1516 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
I C E Bof A 110 Year U S Municipal Securities Index 1536 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	1.37%	1.82%
Index I C E Bof A U S Municipal Securities Index 1537 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 315 Year U S Municipal Securities Index 1558 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1559 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 315 Year U S Municipal Securities Index 1580 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1581 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 315 Year U S Municipal Securities Index 1602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%
Index I C E Bof A U S Municipal Securities Index 1603 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
I C E Bof A 315 Year U S Municipal Securities Index 1623 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1624 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A U S Municipal Securities Index 1644 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A U S Municipal Securities Index 1664 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
I C E Bof A U S Municipal Securities Index 1683 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 110 Year U S Municipal Securities Index 1704 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	1.37%	1.82%
Index I C E Bof A U S Municipal Securities Index 1705 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 110 Year U S Municipal Securities Index 1726 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	1.37%	1.82%
Index I C E Bof A U S Municipal Securities Index 1727 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 110 Year U S Municipal Securities Index 1748 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%
Index I C E Bof A U S Municipal Securities Index 1749 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
I C E Bof A 110 Year U S Municipal Securities Index 1769 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%	1.37%	1.82%
Index I C E Bof A U S Municipal Securities Index 1770 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 315 Year U S Municipal Securities Index 1791 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1792 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
I C E Bof A 315 Year U S Municipal Securities Index 1812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1813 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
I C E Bof A 315 Year U S Municipal Securities Index 1833 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1834 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
Index I C E Bof A 315 Year U S Municipal Securities Index 1855 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1856 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
I C E Bof A 315 Year U S Municipal Securities Index 1876 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	1.41%	2.32%
Index I C E Bof A U S Municipal Securities Index 1877 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%	1.43%	2.58%
I C E Bof A U S Municipal Securities Index 1907 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%
F T S E 1 Month Treasury Bill Local Currency Index 1927 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%	2.31%
Index I C E Bof A U S 1 Month Treasury Bill Index 1928 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	2.25%